MFA 2024-RPL1 Trust ABS-15G

EXHIBIT 99.29

Client Name:	MFA Financial Inc
Client Project Name:	MFA 2024-RPL1
Start - End Dates:	8/8/2019 - 6/14/2022
Deal Loan Count:	6

Rating Agency ATR QM Data Fields

Loans in Report:	6

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
1870000790	ATR/QM: Exempt	XXX	XXX	XX/XX/XXXX	XX/XX/XXXX	No	No	$XXX.XX	XX/XX/XXXX	X.XXX	XXX	XXX	XXX	XXX	XXX	XXX	$XXX.XX
6000000864	ATR/QM: Exempt	XXX	XXX	XX/XX/XXXX	XX/XX/XXXX	No	No	$XXX.XX	XX/XX/XXXX	X.XXX	XXX	XXX	XXX	XXX	XXX	XXX	$XXX.XX

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